Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Disclosure Of Embedded derivatives [Line Items]
Derivative financial instruments

33.Derivative financial instruments

See related accounting policies in Note 2.4(b).

(a)	Copper and Zinc price hedges –

The volatility in the prices of these minerals led Management to enter into futures contracts in previous years. These contracts aimed to reduce the cash flow risk attributable to the fluctuation in the prices of copper and zinc, in line with existing sales commitments, which in total should not exceed 50 percent of the estimated metal content in their production for the next 12 months, according to the risk strategy approved by the Board of Directors.

During the year 2023, Management assessed its hedging risk strategy for the prices of these metals, so the Group did not enter into new futures contracts since the end of the first quarter of 2023 to date. As a result of this decision, as of December 31, 2025 and 2024, the Group had not entered unto any hedging derivative financial instrument contracts related to current prices. In 2023, the Group recognized under the item “Hedging derivative financial instruments” an unrealized loss of US$8,839,000 (US$6,232,000 net of income tax).

(b)	Interest rate hedge –

As of December 31, 2025 and 2024, the Company did not have hedging derivative instruments.

Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Embedded derivatives [Line Items]
Derivative financial instruments

21.  Embedded derivatives

As indicated in note 2(d) the Company’s sales create exposure to changes in the market prices of copper and molybdenum which are considered embedded derivatives. As of December 31, 2025 and 2024, information about the Company’s embedded derivatives is as follows:

			As of December 31, 2025
	Pounds		Provisional
	payable	Maturity	pricing	Forward pricing	Fair value
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	193,719	January to May 2026	Between 4.374 and 5.384	Between 5.623 and 5.654	143,536
Copper Cathode	3,750	January 2026	5.672	5.654	(65)
Molybdenum	6,856	January to April 2026	Between 19.558 and 22.435	19.023	(16,004)
	Ounces payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Ounces	US$/Ounces	US$(000)
Silver	560	January to March 2026	Between 45.730 and 67.000	Between 72.220 and 72.750	9,603

					137,070

			As of December 31, 2024
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	182,734	January to May 2025	Between 4.015 and 4.410	Between 3.934 and 3.998	(33,125)
Copper Cathode	1,764	January 2025	4.011	3.934	(136)
Molybdenum	5,912	January to April 2025	Between 18.630 and 19.279	18.546	(2,885)

	Ounces
	payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Ounces	US$/Ounces	US$(000)
Silver	725	January to May 2025	Between 29.792 and 32.836	Between 29.060 and 29.670	(1,458)

					(37,604)

Embedded derivative adjustments are recorded on the statements of financial position in “Trade account receivable – related parties.”